These Funds are neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

INVESTMENT ADVISER
GE Investment Management Incorporated
3003 Summer Street
P.O.Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

MUST BE ACCOMPANIED OR PRECEDED BY
A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442

GE INVESTMENTS
THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR

ALPS
MUTUAL FUND SERVICES

SPONSOR AND DISTRIBUTOR
MEMBER NASD


FINANCIAL INVESTORS TRUST


SEMI-ANNUAL REPORT


October 31, 1999


GE INVESTMENTS
THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR

FINANCIAL INVESTORS TRUST -----------------------------------------------------


U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)


Face Value                                                                            Value*
----------                                                                            ------
                        U.S. TREASURY OBLIGATIONS 22.11%
---------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes:
$  10,000,000       7.75%, 11/30/99                                                 $10,023,406
   10,000,000       7.13%,  2/29/00                                                  10,059,590
                                                                                    -----------

TOTAL U.S. Treasury obligations
 (Cost $20,082,996)                                                                  20,082,996
                                                                                    -----------

                      REPURCHASE AGREEMENTS COLLATERALIZED
                      BY U.S. GOVERNMENT OBLIGATIONS 77.82%                                         Collateral Value
---------------------------------------------------------------------------------------------------------------------
    5,300,000         Repurchase agreement with Chase Securities Inc., 5.20%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bills due 3/30/00 - 4/13/00 with a
                      repurchase amount of $5,300,766                                 5,300,000         $5,409,926

    5,300,000         Repurchase agreement with Deutsche Bank Corp., 5.19%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Strip due 5/15/09 with a repurchase
                      amount of $5,300,764                                            5,300,000          5,406,526

    5,300,000         Repurchase agreement with Dresdner Kleinwort Benson,
                      5.20%, dated 10/31/99 and maturing 11/1/99, collateralized by U.S. Treasury Bills due 11/12/99 - 10/12/00 with a
                      repurchase amount of $5,300,766                                 5,300,000          5,406,104

    5,300,000         Repurchase agreement with Goldman Sachs, 5.18%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Note, 5.63% due 2/28/01 with a repurchase
                      amount of $5,300,763                                            5,300,000          5,406,204

    5,300,000         Repurchase agreement with J.P. Morgan & Co. Inc., 5.22%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bond, 6.13% due 8/15/29 with a repurchase
                      amount of $5,300,769                                            5,300,000          5,406,071

    5,300,000         Repurchase agreement with Merrill Lynch Inc., 5.21%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Strip, 9.00% due 11/15/18 with a repurchase
                      amount of $5,300,767                                            5,300,000          5,406,650


============================================================================= 1

FINANCIAL INVESTORS TRUST -----------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)


                                                                                     Value*        Collateral Value
                                                                                     ------        ----------------
                      REPURCHASE AGREEMENTS COLLATERALIZED
                      BY U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
  $5,300,000          Repurchase agreement with Morgan Stanley Inc., 5.19%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bill due 12/9/99 with a repurchase amount of
                      $5,300,764                                                    5,300,000         $5,412,490

   5,300,000          Repurchase agreement with Nationsbank Montgomery
                      Securities, 5.18%, dated 10/31/99 and maturing 11/1/99,
                      collateralized by U.S. Treasury Bond, 8.88% due 2/15/19
                      with a repurchase amount of $5,300,763                        5,300,000          7,078,630

   5,300,000          Repurchase agreement with Nesbitt Burns, 5.22%, dated
                      10/31/99 and maturing 11/1/99, collateralized by U.S.
                      Treasury Bills due 2/3/00 - 3/9/00, U.S. Treasury Notes,
                      5.38% - 6.88% due 11/30/99 - 5/15/07 and U.S. Treasury
                      Bonds, 6.25% - 7.13% due 2/15/23 - 8/15/23 with a
                      repurchase amount of $5,300,769                               5,300,000          5,406,723

   5,300,000          Repurchase agreement with SG Cowen, 5.22%, dated 10/31/99
                      and maturing 11/1/99, collateralized by U.S. Treasury Bill due 4/27/00, U.S. Treasury Notes, 4.00% - 8.75% due
                      11/30/99 - 5/15/08 and U.S. Treasury Bonds, 9.38% - 10.75%
                      due 2/15/03 - 2/15/06 with a repurchase amount of
                      $5,300,769                                                    5,300,000          5,426,244

  12,378,000          Repurchase agreement with State Street Bank Corp., 5.20%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Note, 5.63% due 9/30/01 with a repurchase
                      amount of $12,379,788                                        12,378,000         15,038,370

   5,300,000          Repurchase agreement with Wheat First Securities, 5.22%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bill due 10/12/00 with a repurchase amount
                      of $5,300,769                                                 5,300,000          5,406,717
                                                                                   ----------         ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $70,678,000)                                                               70,678,000         76,210,655
                                                                                   ----------         ----------

2  ============================================================================

FINANCIAL INVESTORS TRUST -----------------------------------------------------


U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)




                                                                                      Value*
TOTAL INVESTMENTS                                                                     ------
  (Cost $90,760,996)                                     99.93%                     $90,760,996

Other Assets in Excess of Liabilities                     0.07%                          66,027
                                                        ------                      -----------
NET ASSETS                                              100.00%                     $90,827,023
                                                        ======                      ===========

*See note 1 to financial statements.



============================================================================= 3

FINANCIAL INVESTORS TRUST -----------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)


Face Value                                                            Value*
----------             U.S. TREASURY OBLIGATIONS 5.15%                ------
-------------------------------------------------------------------------------
                       U.S. Treasury Note:
  $15,000,000          7.13%, 2/29/00                                $15,089,385
                                                                     -----------
TOTAL U.S TREASURY OBLIGATIONS
  (Cost $15,089,385)                                                  15,089,385
                                                                     -----------
                       U.S. GOVERNMENT AGENCY OBLIGATIONS  63.12%
--------------------------------------------------------------------------------
                       Federal Agricultural Mortgage Corp.
    6,000,000            5.19%, 11/18/99                               5,985,267

                       Federal Home Loan Bank
    7,000,000           5.25%, 11/19/99                                6,981,457
   21,100,000           5.25%, 12/3/99                                21,001,253
   10,000,000           5.28%, 1/26/00                                 9,872,084
    4,000,000           5.45%, 2/16/00                                 3,934,456
   10,708,000           5.59%, 4/12/00                                10,436,398

                       Federal Home Loan Mortgage Corp.
    8,000,000           4.73%, 11/4/99                                 7,996,769
   14,000,000           5.15%, 11/9/99                                13,983,776
   21,776,000           5.27%, 11/18/99                               21,721,364

                       Federal National Mortgage Association
   14,000,000           5.15%, 11/8/99                                13,985,818
   18,000,000           5.25%, 11/9/99                                17,978,833
   18,000,000           5.26%, 12/6/99                                17,907,204
    4,000,000           5.20%, 1/20/00                                 3,953,094
   12,000,000           5.31%, 1/20/00                                11,856,547
    7,542,000           5.58%, 2/7/00                                  7,427,203
   10,090,000           5.59%, 4/10/00                                 9,837,006
                                                                     -----------


TOTAL U.S. GOVERNMENT Agency obligations
  (Cost $184,858,529)                                                184,858,529
                                                                     -----------

4 ==============================================================================

FINANCIAL INVESTORS TRUST -----------------------------------------------------


U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)


                                                                                     Value*           Collateral Value
                      REPURCHASE AGREEMENTS COLLATERALIZED                        ------------       ------------------
                      BY U.S. GOVERNMENT OBLIGATIONS  32.10%
-----------------------------------------------------------------------------------------------------------------------
 $6,700,000           Repurchase agreement with Chase Securities Inc., 5.20%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bills due 3/9/00 - 3/30/00 with a
                      repurchase amount of $6,700,968                             $  6,700,000         $  6,837,113

  6,700,000           Repurchase agreement with Deutsche Bank Corp.,
                      5.19%, dated 10/31/99 and maturing 11/1/99,
                      collateralized by U.S. Treasury Note, 5.38% due 6/30/00
                      with a repurchase amount of $6,700,966                         6,700,000            6,834,580

 14,700,000           Repurchase agreement with Dresdner Kleinwort, 5.20%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bond, 10.75% due 5/15/03 with a repurchase
                      amount of $14,702,123                                         14,700,000           14,998,071

  6,700,000           Repurchase agreement with Goldman Sachs, 5.18%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Note, 5.63% due 2/28/01 with a  repurchase
                      amount of $6,700,964                                           6,700,000            6,834,030

  3,000,000           Repurchase agreement with J.P. Morgan & Co., Inc., 5.22%,
                      dated 10/31/99 and maturing 11/1/99, collateralized by
                      U.S. Treasury Bond, 6.13% due 8/15/29 with a repurchase
                      amount of $3,000,435                                           3,000,000            3,060,359

  6,700,000          Repurchase agreement with Merrill Lynch Inc., 5.21%,
                     dated 10/31/99 and maturing 11/1/99, collateralized by
                     U.S. Treasury Strip, 9.00% due 11/15/18  with a
                     repurchase amount of $6,700,970                                 6,700,000            6,834,423

  6,700,000          Repurchase agreement with Morgan Stanley Inc., 5.19%,
                     dated 10/31/99 and maturing 11/1/99, collateralized by
                     U.S. Treasury Notes, 4.75% - 6.25% due 2/15/03 - 11/15/08
                     with a repurchase amount of $6,700,966                          6,700,000            6,875,909

  6,700,000          Repurchase agreement with Nationsbank Montgomery,
                     5.18%, dated 10/31/99 and maturing 11/1/99, collateralized by U.S. Treasury Bills due 12/9/99 - 10/12/00 with a
                     repurchase amount of $6,700,964                                 6,700,000            6,834,556

============================================================================ 5

FINANCIAL INVESTORS TRUST =====================================================


U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)


                                                                                       Value*               Collateral Value
                       REPURCHASE AGREEMENTS COLLATERALIZED BY                       -----------          --------------------
                       U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
$ 14,700,000           Repurchase agreement with Nesbitt Burns, 5.22%, dated
                       10/31/99 and maturing 11/1/99, collateralized by U.S.
                       Treasury Bills due 12/9/99 - 6/22/00, U.S. Treasury Notes,
                       5.63% - 6.50% due 12/31/99 - 8/15/04 and U.S. Treasury
                       Bonds, 5.25% - 15.75% due 11/15/01 - 2/15/29 with a
                       repurchase amount of $14,702,132                            $  14,700,000           $  14,994,121

   6,700,000           Repurchase agreement with SG Cowen, 5.22%, dated
                       10/31/99 and maturing 11/1/99, collateralized by
                       U.S. Treasury Notes, 5.00% - 6.63% due 10/31/99 -
                       5/15/07 and U.S. Treasury Bond, 12.00% due 5/15/05
                       with a repurchase amount of $6,700,972                          6,700,000               6,845,710

  14,700,000           Repurchase agreement with Wheat First Securities,
                       5.22%, dated 10/31/99 and maturing 11/1/99,
                       collateralized by U.S. Treasury Note, 6.38% due
                       5/15/00 with a repurchase amount of $14,702,132                14,700,000              14,994,834
                                                                                   -------------           -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $94,000,000)                                                                  94,000,000              95,943,706
                                                                                   -------------           -------------
TOTAL INVESTMENTS
  (Cost $293,947,914)                                      100.37%                   293,947,914

Other Assets in Excess of Liabilities                       (0.37)%                   (1,100,716)
                                                           ------                  -------------
NET ASSETS                                                 100.00%                 $ 292,847,198
                                                           ======                  =============

*See note 1 to financial statements.



6 =============================================================================

FINANCIAL INVESTORS TRUST =====================================================


PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)


Face Value                                                              Value*
----------                                                              ------
                       U.S. TREASURY OBLIGATIONS  1.75%
---------------------------------------------------------------------------------
                       U.S. Treasury Note:
  $ 2,500,000            5.50%, 3/31/00                              $  2,502,067
                                                                     ------------

TOTAL U.S TREASURY OBLIGATIONS
  (Cost $2,502,067)                                                     2,502,067
                                                                     ------------

                       U.S. GOVERNMENT AGENCY OBLIGATIONS 27.79%
---------------------------------------------------------------------------------
                       Federal Agricultural Mortgage Corp.
      750,000            5.57%, 1/18/00                                   740,922

                       Federal Home Loan Bank
    1,570,000            5.26%, 11/10/99                                1,567,919
    5,214,000            5.25%, 12/3/99                                 5,189,599
    3,500,000            5.59%, 4/12/00                                 3,411,225

                       Federal Home Loan Mortgage Corp.
      355,000            5.10%, 11/2/99                                   354,949
    6,500,000            5.26%, 12/1/99                                 6,471,427
    6,500,000            5.27%, 12/6/99                                 6,466,569
    2,000,000            5.27%, 12/8/99                                 1,989,126
    3,616,000            5.27%, 12/10/99                                3,595,277
    3,500,000            5.47%, 1/19/00                                 3,457,776

                       Federal National Mortgage Association
      126,000            5.10%, 11/5/99                                   125,927
    2,000,000            5.15%, 11/8/99                                 1,997,974
    3,900,000            5.27%, 12/2/99                                 3,882,234
      500,000            5.59%, 4/10/00                                   487,463
                                                                     ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $39,738,387)                                                   39,738,387
                                                                     ------------


Due Date          Discount Rate or Coupon Rate   Principal Amount
--------          ----------------------------   ----------------
                         CERTIFICATES OF DEPOSIT 18.77%
---------------------------------------------------------------------------------
Bank of Nova Scotia
12/2/99                5.42%                        $5,100,000          5,100,000

Bayerische Hypotheken Vereinsbank
1/28/00                6.09%                         5,750,000          5,750,000

Canadian Imperial Bank of Commerce
12/7/99                5.41%                         5,200,000          5,200,000



============================================================================= 7

FINANCIAL INVESTORS TRUST =====================================================


PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)


DUE DATE          DISCOUNT RATE OR COUPON RATE         PRINCIPAL AMOUNT      VALUE*
--------          ----------------------------         ----------------      -----
                       CERTIFICATES OF DEPOSIT (CONTINUED)
------------------------------------------------------------------------------------------
Deutsche Bank
1/14/00                6.08%                                $  5,300,000   $     5,300,000

Toronto Dominion Bank
11/12/99               5.31%                                   5,500,000         5,500,000
                                                                           ---------------
TOTAL Certificates of deposit
  (Cost $26,850,000)                                                            26,850,000
                                                                           ---------------

                             COMMERCIAL PAPER 42.84%
------------------------------------------------------------------------------------------

Associate Corp. of North America
11/1/99                5.31%                                   6,000,000         6,000,000

BankAmerica Corp.
1/7/00                 6.04%                                   5,630,000         5,566,649

Bank of Nova Scotia
12/2/99                5.31%                                   1,700,000         1,692,189

Chase Manhattan Corp.
11/9/99                5.31%                                   6,800,000         6,791,937

Credit Suisse Group
1/10/00                5.93%                                   5,300,000         5,238,625

First Union Corp.
1/31/00                6.00%                                   5,630,000         5,544,498

Goldman Sachs
1/28/00                6.00%                                   5,000,000         4,926,532

Halifax Building Society
11/22/99               5.23%                                   5,770,000         5,752,371

Merrill Lynch & Co.
11/10/99               5.25%                                   4,000,000         3,994,742

J.P. Morgan
1/14/00                5.97%                                   5,300,000         5,234,689


8 =============================================================================

FINANCIAL INVESTORS TRUST =====================================================


PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)



DUE DATE               DISCOUNT RATE OR COUPON RATE         PRINCIPAL AMOUNT         VALUE*
--------               ----------------------------         ----------------         ------
                          COMMERCIAL PAPER (CONTINUED)
---------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter
1/12/00                5.92%                                   $5,500,000      $  5,434,579

Wells Fargo & Co.
11/22/99               5.32%                                    5,100,000         5,084,012
                                                               ----------      ------------
TOTAL COMMERCIAL PAPER
  (Cost $61,260,823)                                                             61,260,823
                                                                               ------------
                               TIME DEPOSITS 9.20%
---------------------------------------------------------------------------------------------
Bank of Montreal
11/1/99                5.31%                                    6,000,000         6,000,000

Republic New York
11/1/99                5.31%                                    6,000,000         6,000,000

State Street Corp.
11/1/99                5.19%                                    1,155,000         1,155,000
                                                               ----------      ------------
TOTAL TIME DEPOSITS
  (Cost $13,155,000)                                                             13,155,000
                                                                               ------------



TOTAL INVESTMENTS
  (Cost $143,506,277)                                   100.35%                 143,506,277

Liabilities in Excess of Other Assets                    (0.35)%                   (496,256)
                                                        ------                 ------------
NET ASSETS                                              100.00%                $143,010,021
                                                        ======                 ============

*See note 1 to financial statements.


============================================================================ 9

FINANCIAL INVESTORS TRUST =====================================================



STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)


                                                     U.S. TREASURY   U.S. GOVERNMENT      PRIME
                                                     MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                         FUND              FUND           FUND
                                                     -------------    -------------    -------------
ASSETS
Investments, at amortized cost
   (which approximates market value)(1)
    - see accompanying statement                     $  90,760,996    $ 293,947,914    $ 143,506,277
Interest receivable                                        478,178          222,938          161,160
Prepaid and other assets                                     6,226           58,881              183
                                                     -------------    -------------    -------------
     Total Assets                                       91,245,400      294,229,733      143,667,620
                                                     -------------    -------------    -------------

LIABILITIES
Dividends payable                                          365,126        1,296,677          625,235
Accrued investment advisory fee                              3,782           10,196            4,711
Accrued administration fee                                  20,248           35,483           11,698
Other payables                                              29,221           40,179           15,955
                                                     -------------    -------------    -------------
     Total Liabilities                                     418,377        1,382,535          657,599
                                                     -------------    -------------    -------------
NET ASSETS                                           $  90,827,023    $ 292,847,198    $ 143,010,021
                                                     =============    =============    =============

COMPOSITION OF NET ASSETS
Paid-in capital                                      $  90,854,660    $ 293,012,809    $ 143,016,706
Accumulated net realized loss                              (27,637)        (165,611)          (6,685)
                                                     -------------    -------------    -------------
NET ASSETS                                           $  90,827,023    $ 292,847,198    $ 143,010,021(2)
                                                     =============    =============    =============
Shares of beneficial interest outstanding               90,854,660      292,861,520      143,016,706(2)
                                                     =============    =============    =============
Net asset value and redemption value per share       $        1.00    $        1.00    $        1.00
                                                     =============    =============    =============

(1) Including repurchase agreements for the U.S. Treasury Money Market and U.S. Government Money Market Funds in the amounts of $70,678,000 and $94,000,000, respectively.

(2)  Prime Money Market Fund                  NET ASSETS   SHARES OUTSTANDING
                                             -----------   ------------------
          Class I                            142,877,587       142,884,252
          Class II                               132,434           132,454

See notes to financial statements.



10 ============================================================================

FINANCIAL INVESTORS TRUST =====================================================



STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)



                                           U.S. TREASURY   U.S. GOVERNMENT       PRIME
                                            MONEY MARKET    MONEY MARKET      MONEY MARKET
                                                FUND            FUND              FUND
                                           -------------    -------------    -------------
INVESTMENT INCOME                          $   2,536,885    $   7,649,670    $   3,769,344
                                           -------------    -------------    -------------
EXPENSES
Investment advisory fee (Note 2)                  25,587           60,572           29,411
Administration services(1)(Note 2)               299,179          241,611          179,507
Legal                                                675            1,493            3,538
Amortization of organization costs                 5,111                0                0
Insurance                                          3,071            4,471                0
SEC Registration                                      --           15,810           28,989
State Registration                                 1,594            5,464               --
  Class I                                             --               --            7,346
  Class II                                            --               --                7
Distribution - Class II                               --               --              176
Other                                                665            5,147            8,180
                                           -------------    -------------    -------------
Total Expenses                                   335,882          334,568          257,154
                                           -------------    -------------    -------------
Expenses waived by administrator                (166,965)         (31,244)        (109,274)
                                           -------------    -------------    -------------
Net Expenses                                     168,917          303,324          147,880
                                           -------------    -------------    -------------
NET INVESTMENT INCOME                          2,367,968        7,346,346        3,621,464
                                           -------------    -------------    -------------
NET REALIZED LOSS ON INVESTMENTS                      --           (1,193)          (6,728)
                                           -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                            $   2,367,968    $   7,345,153    $   3,614,736
                                           =============    =============    =============

(1) Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit and printing.


See notes to financial statements.



============================================================================ 11

FINANCIAL INVESTORS TRUST =====================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                        U.S. TREASURY                      U.S. GOVERNMENT
                                                         MONEY MARKET                        MONEY MARKET
                                                             FUND                                FUND
                                           -----------------------------------    ----------------------------------
                                                For the             For the           For the             For the
                                           Six Months Ended       Year Ended      Six Months Ended       Year Ended
                                           October 31, 1999*     April 30, 1999   October 31, 1999*    April 30, 1999
                                           -------------         -------------    -------------        -------------
OPERATIONS
Net investment income                      $   2,367,968         $   6,456,665    $   7,346,346        $  10,301,027
Net realized loss on investments                       0                     0           (1,193)                   0
                                           -------------         -------------    -------------        -------------
Net increase in net assets resulting
   from operations                             2,367,968             6,456,665        7,345,153           10,301,027
                                           -------------         -------------    -------------        -------------
DISTRIBUTIONS
Dividends to shareholders from net
   investment income                          (2,367,968)           (6,456,665)      (7,346,346)         (10,301,027)
                                           -------------         -------------    -------------        -------------
BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                                  116,918,115           188,834,889      675,871,825          826,998,395
Dividends reinvested                           1,969,446             6,860,511        5,638,956           10,370,767
Shares redeemed                             (118,922,890)         (243,001,992)    (740,995,458)        (635,258,161)
                                           -------------         -------------    -------------        -------------
Change in net assets derived from
   beneficial interest transactions              (35,329)          (47,306,592)     (59,484,677)         202,111,001
                                           -------------         -------------    -------------        -------------
NET INCREASE (DECREASE)
   IN NET ASSETS                                 (35,329)          (47,306,592)     (59,485,870)         202,111,001

NET ASSETS:
Beginning of period                           90,862,352           138,168,944      352,333,068          150,222,067
                                           -------------         -------------    -------------        -------------
End of period                              $  90,827,023         $  90,862,352    $ 292,847,198        $ 352,333,068
                                           =============         =============    =============        =============

(1)  At net asset value of $1.00 per share.
* Unaudited

See notes to financial statements.


12 ============================================================================

FINANCIAL INVESTORS TRUST =====================================================



STATEMENTS OF CHANGES IN NET ASSETS


                                                                 PRIME MONEY MARKET FUND
                                                          -------------------------------------
                                                             For the Six         For the Period
                                                             Months Ended      December 10, 1998 to
                                                           October 31, 1999*      April 30, 1999
                                                          ------------------   --------------------
OPERATIONS
Net investment income                                     $     3,621,464       $     1,213,920
Net realized gain/(loss) on investments                            (6,728)                   43
                                                          ---------------       ---------------
Net increase in net assets resulting
   from operations                                              3,614,736             1,213,963
                                                          ---------------       ---------------
DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                      (3,618,059)           (1,212,272)
  Class II                                                         (3,405)               (1,648)
                                                          ---------------       ---------------
Net decrease in net assets from distributions                  (3,621,464)           (1,213,920)
                                                          ---------------       ---------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                             352,157,569           265,150,363
      Dividends reinvested                                      1,577,733               439,755
      Shares redeemed                                        (378,108,341)          (98,332,827)
  Class II
      Shares sold                                               1,270,000               380,613
      Dividends reinvested                                          2,193                 1,648
      Shares redeemed                                          (1,142,000)             (380,000)
                                                          ---------------       ---------------
Change in net assets derived from
  beneficial interest transactions                            (24,242,846)          167,259,552
                                                          ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS                         (24,249,574)          167,259,595

NET ASSETS:
Beginning of period                                           167,259,595                     0
                                                          ---------------       ---------------
End of period                                             $   143,010,021           167,259,595
                                                          ===============           ===========

(1)  At net asset value of $1.00 per share.
* Unaudited

See notes to financial statements.

============================================================================ 13

FINANCIAL INVESTORS TRUST =====================================================



U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):



                                                 For the Six
                                                 Months Ended
                                                 October 31,                               For the Period Ended April 30,
                                                   1999*              1999            1998            1997             1996
                                                -----------        -----------     -----------     -----------     -----------
Net asset value - beginning of period           $      1.00        $      1.00     $      1.00     $      1.00     $      1.00
                                                -----------        -----------     -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.02               0.05            0.05            0.05            0.05
                                                -----------        -----------     -----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.02)             (0.05)          (0.05)          (0.05)          (0.05)
                                                -----------        -----------     -----------     -----------     -----------
Net asset value - end of period                 $      1.00        $      1.00     $      1.00     $      1.00     $      1.00
                                                -----------        -----------     -----------     -----------     -----------
Total return                                           4.63%(3)           4.90%           5.30%           5.15%           5.44%
                                                -----------        -----------     -----------     -----------     -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $    90,827        $    90,862     $   138,169     $   167,692     $   316,364
                                                -----------        -----------     -----------     -----------     -----------
Ratio of expenses to average net assets                0.33%(3)           0.33%           0.33%           0.30%           0.30%
                                                -----------        -----------     -----------     -----------     -----------
Ratio of net investment income to
  average net assets                                   4.61%(3)           4.83%           5.18%           5.02%           5.36%
                                                -----------        -----------     -----------     -----------     -----------
Ratio of expenses to average net assets
  without fee waivers                                  0.65%(3)           0.57%           0.55%           0.67%           0.71%
                                                -----------        -----------     -----------     -----------     -----------
Ratio of net investment income to
  average net assets without fee waivers               4.29%(3)           4.59%           4.96%           4.65%           4.95%
                                                -----------        -----------     -----------     -----------     -----------



                                                      1995 (2)
                                                   -----------
Net asset value - beginning of period              $      1.00
                                                   -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.04
                                                   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                     (0.04)
                                                   -----------
Net asset value - end of period                    $      1.00
                                                   -----------
Total return                                              4.71%(3)
                                                   -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $   109,055
                                                   -----------
Ratio of expenses to average net assets                   0.50%(3)
                                                   -----------
Ratio of net investment income to
  average net assets                                      4.87%(3)
                                                   -----------
Ratio of expenses to average net assets
  without fee waivers                                     1.32%(3)
                                                   -----------
Ratio of net investment income to
  average net assets without fee waivers                  4.05%(3)
                                                   -----------

(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on May 25, 1994.
(3) Annualized

*Unaudited

See notes to financial statements.


14 ============================================================================

FINANCIAL INVESTORS TRUST =====================================================


U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):



                                                For the Six
                                                Months Ended
                                                 October 31,                       For the Period Ended April 30,
                                                    1999*              1999          1998             1997            1996
                                                ----------        ----------     -----------     -----------     -----------
Net asset value - beginning of period           $     1.00        $     1.00     $      1.00     $      9.97     $      9.97
                                                ----------        ----------     -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.02              0.05            0.05            0.14            0.55
Net realized and unrealized loss
  on investments                                      0.00              0.00            0.00            0.00            0.00
                                                ----------        ----------     -----------     -----------     -----------
Total income from investment operations               0.02              0.05            0.05            0.14            0.55
                                                ----------        ----------     -----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.02)            (0.05)          (0.05)          (0.14)          (0.55)
Stock Split (Note 3)                                  0.00              0.00            0.00           (8.97)           0.00
                                                ----------        ----------     -----------     -----------     -----------
Total dividends and distributions to
  shareholders                                       (0.02)            (0.05)          (0.05)          (9.11)          (0.55)
                                                ----------        ----------     -----------     -----------     -----------
Net asset value - end of period                 $     1.00        $     1.00     $      1.00     $      1.00     $      9.97
                                                ----------        ----------     -----------     -----------     -----------
Total return                                          4.85%(3)          5.16%           5.48%           5.23%           5.65%
                                                ----------        ----------     -----------     -----------     -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $  292,847        $  352,333     $   150,222     $    87,416     $    31,082
                                                ----------        ----------     -----------     -----------     -----------
Ratio of expenses to average net assets               0.20%(3)          0.20%           0.20%           0.23%           0.60%
                                                ----------        ----------     -----------     -----------     -----------
Ratio of net investment income to
  average net assets                                  4.84%(3)          5.01%           5.35%           5.13%           5.38%
                                                ----------        ----------     -----------     -----------     -----------
Ratio of expenses to average net assets
  without fee waivers                                 0.22%(3)          0.24%           0.31%           0.39%           0.85%
                                                ----------        ----------     -----------     -----------     -----------
Ratio of net investment income to
  average net assets without fee waivers              4.82%(3)          4.96%           5.24%           4.97%           5.12%
                                                ----------        ----------     -----------     -----------     -----------



                                                    1995(2)
                                                ----------
Net asset value - beginning of period           $    10.00
                                                ----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.44
Net realized and unrealized loss
  on investments                                     (0.03)
                                                ----------
Total income from investment operations               0.41
                                                ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.44)
Stock Split (Note 3)                                  0.00
                                                ----------
Total dividends and distributions to
  shareholders                                       (0.44)
                                                ----------
Net asset value - end of period                 $     9.97
                                                ----------
Total return                                          4.73%(3)
                                                ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $   41,893
                                                ----------
Ratio of expenses to average net assets               0.45%(3)
                                                ----------
Ratio of net investment income to
  average net assets                                  5.23%(3)
                                                ----------
Ratio of expenses to average net assets
  without fee waivers                                 0.65%(3)
                                                ----------
Ratio of net investment income to
  average net assets without fee waivers              5.03%(3)
                                                ----------


(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on June 7, 1994.
(3) Annualized

*Unaudited
See notes to financial statements.


============================================================================ 15

FINANCIAL INVESTORS TRUST ====================================================

PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:




                                                                       For the                                  For the
                                                     For the        Period Ended             For the          Period Ended
                                                    Six Months       December 10,           Six Months        December 10,
                                                      Ended             1998 to                Ended              1998 to
                                                October 31, 1999*   April 30, 1999(1)     October 31, 1999*   April 30, 1999(1)
                                                ----------------------------------------------------------------------------------
                                                              Class I                                  Class II
                                                ----------------------------------------------------------------------------------
Net asset value - beginning of period           $      1.00           $      1.00           $      1.00        $      1.00
                                                -----------           -----------           -----------        -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.02                  0.02                  0.02               0.02
                                                -----------           -----------           -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.02)                (0.02)                (0.02)             (0.02)
                                                -----------           -----------           -----------        -----------
Net asset value - end of period                 $      1.00           $      1.00           $      1.00        $      1.00
                                                -----------           -----------           -----------        -----------
Total return                                           4.95%(2)       $      4.82(2)               4.69%(2)           4.55%(2)
                                                -----------           -----------           -----------        -----------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                 $   142,878           $   167,257           $       132        $         2
                                                -----------           -----------           -----------        -----------
Ratio of expenses to average net assets                0.20%(2)              0.20%(2)              0.45%(2)           0.45%(2)
                                                -----------           -----------           -----------        -----------
Ratio of net investment income to
  average net assets                                   4.91%(2)              4.71%(2)              4.83%(2)    $      4.53%(2)
                                                -----------           -----------           -----------        -----------
Ratio of expenses to average net assets
  without fee waivers                                  0.35%(2)              0.66%(2)              0.62%(2)           1.24%(2)
                                                -----------           -----------           -----------        -----------
Ratio of net investment income to
  average net assets without fee waivers               4.76%(2)              4.25%(2)              4.65%(2)           3.74%(2)
                                                -----------           -----------           -----------        -----------

(1) Class I and Class II commenced operations on December 10, 1998 and December 23, 1998 respectively.
(2) Annualized

*Unaudited

See notes to financial statements.

16 ============================================================================

NOTES TO FINANCIAL STATEMENTS =================================================



1.  SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

         Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

         The Prime Money Market Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

         REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provisions are required.

         ORGANIZATION COSTS: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund had deferred certain organization costs. Such costs were amortized over a 60 month period from the commencement of operations and were fully amortized at 10/31/99.

         EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds based on average net assets.

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


17 ============================================================================

NOTES TO FINANCIAL STATEMENTS =================================================


2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS (UNAUDITED)

         The Trust has entered into Investment Advisory Agreements with GE Investment Management, Incorporated ("GEIM"). Pursuant to these advisory agreements, GEIM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                    U.S. TREASURY               U.S. GOVERNMENT                PRIME
AVERAGE NET ASSETS                MONEY MARKET FUND            MONEY MARKET FUND         MONEY MARKET FUND
------------------                -----------------            -----------------         -----------------
First $500 million                      0.05%                        0.04%                     0.04%
Next $500 million                       0.075%                       0.06%                     0.06%
Next $500 million                       0.10%                        0.08%                     0.08%
In excess of $1.5 billion               0.15%                        0.08%                     0.08%

         ALPSMutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:


                                    U.S. TREASURY               U.S. GOVERNMENT                      PRIME
AVERAGE NET ASSETS                MONEY MARKET FUND*           MONEY MARKET FUND*              MONEY MARKET FUND*
------------------                ------------------           ------------------              ------------------
First $500 million                      0.26%                        0.16%                           0.16%
Next $500 million                       0.24%                        0.14%                           0.14%
In excess of $1 billion                 0.22%                        0.12%                           0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

         ALPS has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by ALPS. Fee waivers by ALPS are voluntary and may be terminated at any time.

         The Trustees have adopted a Distribution Plan of behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .25% of the average net assets of Class II.

         Two shareholders of the U.S. Treasury Money Market Fund owned 15.7 percent and 13.8 percent of that Fund's outstanding shares at October 31, 1999. One shareholder of the U.S. Government MoneyMarket Fund owned 10.8 percent of that Fund's outstanding shares at October 31, 1999. Two shareholders of the Prime Money Market Fund owned 50.2 percent and 10.5 percent of that Fund's outstanding shares at October 31, 1999.

3.   FUNDAMENTAL CHANGES

         At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.


18 =============================================================================

================================================================================



                                 Intentionally
                                   Left Blank



================================================================================



============================================================================ 19